Financial risk - Credit risk by industry (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018
Financial risk
Undrawn credit commitments	$ 191,340	$ 190,397
Credit risk
Financial risk
Total on balance sheet	884,300	857,295
Undrawn credit commitments	191,340	190,397
Total gross credit risk	1,075,640	1,047,692
Australia | Credit risk
Financial risk
Total on balance sheet	752,564	731,890
Undrawn credit commitments	151,773	152,092
Total gross credit risk	904,337	883,982
New Zealand | Credit risk
Financial risk
Total on balance sheet	95,791	85,728
Undrawn credit commitments	23,075	22,855
Total gross credit risk	118,866	108,583
Other overseas | Credit risk
Financial risk
Total on balance sheet	35,945	39,677
Undrawn credit commitments	16,492	15,450
Total gross credit risk	52,437	55,127
Accommodation, cafes and restaurants | Australia | Credit risk
Financial risk
Total on balance sheet	8,061	8,316
Undrawn credit commitments	1,070	1,404
Total gross credit risk	9,131	9,720
Accommodation, cafes and restaurants | New Zealand | Credit risk
Financial risk
Total on balance sheet	356	324
Undrawn credit commitments	36	39
Total gross credit risk	392	363
Accommodation, cafes and restaurants | Other overseas | Credit risk
Financial risk
Total on balance sheet	109	112
Undrawn credit commitments	11	12
Total gross credit risk	120	124
Agriculture, forestry and fishing | Australia | Credit risk
Financial risk
Total on balance sheet	9,250	8,662
Undrawn credit commitments	2,014	2,035
Total gross credit risk	11,264	10,697
Agriculture, forestry and fishing | New Zealand | Credit risk
Financial risk
Total on balance sheet	8,631	8,205
Undrawn credit commitments	607	684
Total gross credit risk	9,238	8,889
Agriculture, forestry and fishing | Other overseas | Credit risk
Financial risk
Total on balance sheet	150	19
Undrawn credit commitments	3	1
Total gross credit risk	153	20
Construction | Australia | Credit risk
Financial risk
Total on balance sheet	7,229	6,764
Undrawn credit commitments	3,340	3,324
Total gross credit risk	10,569	10,088
Construction | New Zealand | Credit risk
Financial risk
Total on balance sheet	503	505
Undrawn credit commitments	350	429
Total gross credit risk	853	934
Construction | Other overseas | Credit risk
Financial risk
Total on balance sheet	55	71
Undrawn credit commitments	127	121
Total gross credit risk	182	192
Finance and insurance | Australia | Credit risk
Financial risk
Total on balance sheet	73,052	68,002
Undrawn credit commitments	7,316	7,781
Total gross credit risk	80,368	75,783
Finance and insurance | New Zealand | Credit risk
Financial risk
Total on balance sheet	11,685	8,368
Undrawn credit commitments	1,507	1,437
Total gross credit risk	13,192	9,805
Finance and insurance | Other overseas | Credit risk
Financial risk
Total on balance sheet	17,712	23,739
Undrawn credit commitments	3,093	3,454
Total gross credit risk	20,805	27,193
Government, administration and defence | Australia | Credit risk
Financial risk
Total on balance sheet	63,582	50,757
Undrawn credit commitments	1,766	728
Total gross credit risk	65,348	51,485
Government, administration and defence | New Zealand | Credit risk
Financial risk
Total on balance sheet	6,667	4,867
Undrawn credit commitments	856	691
Total gross credit risk	7,523	5,558
Government, administration and defence | Other overseas | Credit risk
Financial risk
Total on balance sheet	5,646	4,252
Undrawn credit commitments	23	50
Total gross credit risk	5,669	4,302
Manufacturing | Australia | Credit risk
Financial risk
Total on balance sheet	10,504	9,979
Undrawn credit commitments	5,850	5,738
Total gross credit risk	16,354	15,717
Manufacturing | New Zealand | Credit risk
Financial risk
Total on balance sheet	2,079	2,312
Undrawn credit commitments	1,758	1,577
Total gross credit risk	3,837	3,889
Manufacturing | Other overseas | Credit risk
Financial risk
Total on balance sheet	3,830	3,372
Undrawn credit commitments	5,329	4,849
Total gross credit risk	9,159	8,221
Mining | Australia | Credit risk
Financial risk
Total on balance sheet	3,325	3,641
Undrawn credit commitments	3,802	3,079
Total gross credit risk	7,127	6,720
Mining | New Zealand | Credit risk
Financial risk
Total on balance sheet	289	213
Undrawn credit commitments	29	101
Total gross credit risk	318	314
Mining | Other overseas | Credit risk
Financial risk
Total on balance sheet	500	354
Undrawn credit commitments	1,872	1,793
Total gross credit risk	2,372	2,147
Property | Australia | Credit risk
Financial risk
Total on balance sheet	45,467	45,871
Undrawn credit commitments	10,119	12,309
Total gross credit risk	55,586	58,180
Property | New Zealand | Credit risk
Financial risk
Total on balance sheet	6,977	6,252
Undrawn credit commitments	1,120	1,035
Total gross credit risk	8,097	7,287
Property | Other overseas | Credit risk
Financial risk
Total on balance sheet	493	468
Undrawn credit commitments	29	57
Total gross credit risk	522	525
Property services and business services | Australia | Credit risk
Financial risk
Total on balance sheet	14,191	13,577
Undrawn credit commitments	5,898	5,596
Total gross credit risk	20,089	19,173
Property services and business services | New Zealand | Credit risk
Financial risk
Total on balance sheet	1,300	1,110
Undrawn credit commitments	557	512
Total gross credit risk	1,857	1,622
Property services and business services | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,766	1,758
Undrawn credit commitments	863	733
Total gross credit risk	2,629	2,491
Services | Australia | Credit risk
Financial risk
Total on balance sheet	12,340	12,312
Undrawn credit commitments	6,523	5,700
Total gross credit risk	18,863	18,012
Services | New Zealand | Credit risk
Financial risk
Total on balance sheet	2,023	1,762
Undrawn credit commitments	577	613
Total gross credit risk	2,600	2,375
Services | Other overseas | Credit risk
Financial risk
Total on balance sheet	244	207
Undrawn credit commitments	637	448
Total gross credit risk	881	655
Trade | Australia | Credit risk
Financial risk
Total on balance sheet	16,593	16,866
Undrawn credit commitments	7,677	7,951
Total gross credit risk	24,270	24,817
Trade | New Zealand | Credit risk
Financial risk
Total on balance sheet	2,441	2,573
Undrawn credit commitments	1,259	1,023
Total gross credit risk	3,700	3,596
Trade | Other overseas | Credit risk
Financial risk
Total on balance sheet	2,318	2,323
Undrawn credit commitments	2,859	3,330
Total gross credit risk	5,177	5,653
Transport and storage | Australia | Credit risk
Financial risk
Total on balance sheet	9,529	9,599
Undrawn credit commitments	5,114	4,958
Total gross credit risk	14,643	14,557
Transport and storage | New Zealand | Credit risk
Financial risk
Total on balance sheet	1,209	1,105
Undrawn credit commitments	755	791
Total gross credit risk	1,964	1,896
Transport and storage | Other overseas | Credit risk
Financial risk
Total on balance sheet	999	1,235
Undrawn credit commitments	652	222
Total gross credit risk	1,651	1,457
Utilities | Australia | Credit risk
Financial risk
Total on balance sheet	5,567	5,291
Undrawn credit commitments	4,487	3,471
Total gross credit risk	10,054	8,762
Utilities | New Zealand | Credit risk
Financial risk
Total on balance sheet	1,938	1,418
Undrawn credit commitments	1,447	1,564
Total gross credit risk	3,385	2,982
Utilities | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,088	765
Undrawn credit commitments	931	329
Total gross credit risk	2,019	1,094
Retail lending | Australia | Credit risk
Financial risk
Total on balance sheet	467,206	464,329
Undrawn credit commitments	84,057	86,421
Total gross credit risk	551,263	550,750
Retail lending | New Zealand | Credit risk
Financial risk
Total on balance sheet	49,542	46,700
Undrawn credit commitments	12,056	12,114
Total gross credit risk	61,598	58,814
Retail lending | Other overseas | Credit risk
Financial risk
Total on balance sheet	864	684
Undrawn credit commitments	37	45
Total gross credit risk	901	729
Other | Australia | Credit risk
Financial risk
Total on balance sheet	6,668	7,924
Undrawn credit commitments	2,740	1,597
Total gross credit risk	9,408	9,521
Other | New Zealand | Credit risk
Financial risk
Total on balance sheet	151	14
Undrawn credit commitments	161	245
Total gross credit risk	312	259
Other | Other overseas | Credit risk
Financial risk
Total on balance sheet	171	318
Undrawn credit commitments	26	6
Total gross credit risk	197	324
Parent Entity
Financial risk
Undrawn credit commitments	168,487	167,999
Parent Entity | Credit risk
Financial risk
Total on balance sheet	925,031	902,377
Undrawn credit commitments	168,487	167,999
Total gross credit risk	1,093,518	1,070,376
Parent Entity | Australia | Credit risk
Financial risk
Total on balance sheet	833,566	815,055
Undrawn credit commitments	151,773	152,064
Total gross credit risk	985,339	967,119
Parent Entity | New Zealand | Credit risk
Financial risk
Total on balance sheet	14,786	10,314
Undrawn credit commitments	559	776
Total gross credit risk	15,345	11,090
Parent Entity | Other overseas | Credit risk
Financial risk
Total on balance sheet	76,679	77,008
Undrawn credit commitments	16,155	15,159
Total gross credit risk	92,834	92,167
Parent Entity | Accommodation, cafes and restaurants | Australia | Credit risk
Financial risk
Total on balance sheet	7,989	8,247
Undrawn credit commitments	1,070	1,404
Total gross credit risk	9,059	9,651
Parent Entity | Accommodation, cafes and restaurants | Other overseas | Credit risk
Financial risk
Total on balance sheet	67	70
Undrawn credit commitments	10	12
Total gross credit risk	77	82
Parent Entity | Agriculture, forestry and fishing | Australia | Credit risk
Financial risk
Total on balance sheet	9,191	8,604
Undrawn credit commitments	2,014	2,035
Total gross credit risk	11,205	10,639
Parent Entity | Agriculture, forestry and fishing | New Zealand | Credit risk
Financial risk
Total on balance sheet	67	52
Undrawn credit commitments	7	7
Total gross credit risk	74	59
Parent Entity | Agriculture, forestry and fishing | Other overseas | Credit risk
Financial risk
Total on balance sheet	130	4
Undrawn credit commitments	1	1
Total gross credit risk	131	5
Parent Entity | Construction | Australia | Credit risk
Financial risk
Total on balance sheet	6,853	6,260
Undrawn credit commitments	3,340	3,324
Total gross credit risk	10,193	9,584
Parent Entity | Construction | New Zealand | Credit risk
Financial risk
Total on balance sheet	17	7
Undrawn credit commitments	16	22
Total gross credit risk	33	29
Parent Entity | Construction | Other overseas | Credit risk
Financial risk
Total on balance sheet	47	59
Undrawn credit commitments	125	113
Total gross credit risk	172	172
Parent Entity | Finance and insurance | Australia | Credit risk
Financial risk
Total on balance sheet	158,418	156,489
Undrawn credit commitments	7,316	7,781
Total gross credit risk	165,734	164,270
Parent Entity | Finance and insurance | New Zealand | Credit risk
Financial risk
Total on balance sheet	10,938	8,103
Undrawn credit commitments	116	50
Total gross credit risk	11,054	8,153
Parent Entity | Finance and insurance | Other overseas | Credit risk
Financial risk
Total on balance sheet	60,388	63,043
Undrawn credit commitments	3,067	3,442
Total gross credit risk	63,455	66,485
Parent Entity | Government, administration and defence | Australia | Credit risk
Financial risk
Total on balance sheet	63,599	50,745
Undrawn credit commitments	1,766	728
Total gross credit risk	65,365	51,473
Parent Entity | Government, administration and defence | New Zealand | Credit risk
Financial risk
Total on balance sheet	2,196	1,039
Undrawn credit commitments	8	29
Total gross credit risk	2,204	1,068
Parent Entity | Government, administration and defence | Other overseas | Credit risk
Financial risk
Total on balance sheet	4,815	3,475
Undrawn credit commitments	23	50
Total gross credit risk	4,838	3,525
Parent Entity | Manufacturing | Australia | Credit risk
Financial risk
Total on balance sheet	10,322	9,754
Undrawn credit commitments	5,850	5,738
Total gross credit risk	16,172	15,492
Parent Entity | Manufacturing | New Zealand | Credit risk
Financial risk
Total on balance sheet	259	209
Undrawn credit commitments	69	97
Total gross credit risk	328	306
Parent Entity | Manufacturing | Other overseas | Credit risk
Financial risk
Total on balance sheet	3,822	3,367
Undrawn credit commitments	5,269	4,741
Total gross credit risk	9,091	8,108
Parent Entity | Mining | Australia | Credit risk
Financial risk
Total on balance sheet	3,304	3,609
Undrawn credit commitments	3,802	3,078
Total gross credit risk	7,106	6,687
Parent Entity | Mining | New Zealand | Credit risk
Financial risk
Total on balance sheet	11	7
Undrawn credit commitments		1
Total gross credit risk	11	8
Parent Entity | Mining | Other overseas | Credit risk
Financial risk
Total on balance sheet	497	355
Undrawn credit commitments	1,869	1,791
Total gross credit risk	2,366	2,146
Parent Entity | Property | Australia | Credit risk
Financial risk
Total on balance sheet	45,405	45,869
Undrawn credit commitments	10,119	12,309
Total gross credit risk	55,524	58,178
Parent Entity | Property | New Zealand | Credit risk
Financial risk
Total on balance sheet	117	52
Undrawn credit commitments	3	8
Total gross credit risk	120	60
Parent Entity | Property | Other overseas | Credit risk
Financial risk
Total on balance sheet	227	235
Undrawn credit commitments	13	31
Total gross credit risk	240	266
Parent Entity | Property services and business services | Australia | Credit risk
Financial risk
Total on balance sheet	13,348	12,533
Undrawn credit commitments	5,898	5,595
Total gross credit risk	19,246	18,128
Parent Entity | Property services and business services | New Zealand | Credit risk
Financial risk
Total on balance sheet	123	43
Undrawn credit commitments	18	31
Total gross credit risk	141	74
Parent Entity | Property services and business services | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,683	1,668
Undrawn credit commitments	862	730
Total gross credit risk	2,545	2,398
Parent Entity | Services | Australia | Credit risk
Financial risk
Total on balance sheet	12,094	12,044
Undrawn credit commitments	6,523	5,700
Total gross credit risk	18,617	17,744
Parent Entity | Services | New Zealand | Credit risk
Financial risk
Total on balance sheet	46	25
Undrawn credit commitments	1	44
Total gross credit risk	47	69
Parent Entity | Services | Other overseas | Credit risk
Financial risk
Total on balance sheet	216	188
Undrawn credit commitments	634	445
Total gross credit risk	850	633
Parent Entity | Trade | Australia | Credit risk
Financial risk
Total on balance sheet	16,408	16,655
Undrawn credit commitments	7,677	7,949
Total gross credit risk	24,085	24,604
Parent Entity | Trade | New Zealand | Credit risk
Financial risk
Total on balance sheet	392	324
Undrawn credit commitments	170	234
Total gross credit risk	562	558
Parent Entity | Trade | Other overseas | Credit risk
Financial risk
Total on balance sheet	2,140	2,137
Undrawn credit commitments	2,688	3,216
Total gross credit risk	4,828	5,353
Parent Entity | Transport and storage | Australia | Credit risk
Financial risk
Total on balance sheet	9,221	9,202
Undrawn credit commitments	5,114	4,957
Total gross credit risk	14,335	14,159
Parent Entity | Transport and storage | New Zealand | Credit risk
Financial risk
Total on balance sheet	76	77
Undrawn credit commitments	64	87
Total gross credit risk	140	164
Parent Entity | Transport and storage | Other overseas | Credit risk
Financial risk
Total on balance sheet	888	1,129
Undrawn credit commitments	643	214
Total gross credit risk	1,531	1,343
Parent Entity | Utilities | Australia | Credit risk
Financial risk
Total on balance sheet	5,542	5,265
Undrawn credit commitments	4,487	3,471
Total gross credit risk	10,029	8,736
Parent Entity | Utilities | New Zealand | Credit risk
Financial risk
Total on balance sheet	507	374
Undrawn credit commitments	73	146
Total gross credit risk	580	520
Parent Entity | Utilities | Other overseas | Credit risk
Financial risk
Total on balance sheet	1,038	763
Undrawn credit commitments	905	329
Total gross credit risk	1,943	1,092
Parent Entity | Retail lending | Australia | Credit risk
Financial risk
Total on balance sheet	466,188	463,280
Undrawn credit commitments	84,057	86,421
Total gross credit risk	550,245	549,701
Parent Entity | Retail lending | New Zealand | Credit risk
Financial risk
Total on balance sheet		1
Undrawn credit commitments	13	19
Total gross credit risk	13	20
Parent Entity | Retail lending | Other overseas | Credit risk
Financial risk
Total on balance sheet	588	277
Undrawn credit commitments	32	40
Total gross credit risk	620	317
Parent Entity | Other | Australia | Credit risk
Financial risk
Total on balance sheet	5,684	6,499
Undrawn credit commitments	2,740	1,574
Total gross credit risk	8,424	8,073
Parent Entity | Other | New Zealand | Credit risk
Financial risk
Total on balance sheet	37	1
Undrawn credit commitments	1	1
Total gross credit risk	38	2
Parent Entity | Other | Other overseas | Credit risk
Financial risk
Total on balance sheet	133	238
Undrawn credit commitments	14	4
Total gross credit risk	$ 147	$ 242